Deferred consideration payable	9 Months Ended
Sep. 30, 2022
Deferred consideration payable
Deferred consideration payable
7.	Deferred consideration payable:

Upon completion of the Company’s IPO on June 30, 2022, the deferred consideration payable was settled with Central Arizona Resources Ltd. (“CAR”). The Company paid CAR $15.0 million in cash and issued 945,626 shares of common stock to CAR in accordance with the original terms of the agreement.